Commitments and Contingencies (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Commitments and Contingencies
12. Commitments and Contingencies

The following table summarizes our contractual obligations and commitments as of December 31, 2011.

	Payments due by Period
		Less than	1-3	4-5	After 5
Contractual Obligation	Total	1 year	years	years	years

Leases (a)	$5,320	$1,598	$2,110	$1,375	$237

(a)	Future minimum rental payments under operating leases that have initial non-cancelable lease terms in excess of one year at December 31, 2011.

Leases

The Company leases certain warehouse facilities, equipment and office space. Certain of the Company's operating leases have options which allow the Company, at the end of the initial lease term, to renew the leases for periods ranging from three to five years. Certain leases also allow for cancellation of the lease upon payment of a penalty. Certain lease agreements also contain escalation clauses that are based on the consumer price index.

Rental expense under noncancelable operating leases amounted to $1,456 and $1,598 for the years ended December 31, 2011 and 2010, respectively.

Accrued Loss on Contract

The Company had a power-by-the-hour contract that expired in July 2011 which was assumed in the Piedmont acquisition. The Company provided repair and overhaul services and replacement of all components deemed Beyond Economic Repair ("BER"). In fiscal 2010, the Company discovered significant accounting irregularities related to BER and other costs not disclosed by the previous owner of Piedmont.

Upon discovering the accounting irregularities, the Company began an in-depth investigation and analysis which resulted in negotiations with the party to the contract regarding disputed BER costs. The Company also began negotiations with the previous owner of Piedmont regarding these issues. In April 2010, the previous owner of Piedmont paid $700 to the Company as part of a proposed interim settlement to encourage the Company to continue performing under the contract while negotiations with both the previous owner of Piedmont and customer continued.

Management estimated its accrued loss on the contract and the following is activity for the years ended December 31, 2011 and 2010:

Balance at January 1, 2010	$2,919	(1)
Payment by previous owner of Piedmont	700	(1)
Settlements	(1,576)
Balance at December 31, 2010	2,043
Settlements	(2,043)
Balance at December 31, 2011	$-

(1)	Management corrected its acquisition accounting in 2009 for the accrued loss. The $700 interim settlement reduced the estimated accrued loss at the acquisition date.

In June 2011, the previous owner of Piedmont paid the company an additional $700 as final settlement of the dispute discussed above. The final settlement is reflected as other income in the 2011 Statement of Operations (see Note 10).

The Company and the customer have operated under a formal Letter of Intent ("LOI") that became effective August 1, 2011. The LOI settled all disputed costs and removed penalties claimed by the customer under the expired contract period.

The LOI extends the Company's power-by-the-hour propeller system component maintenance services for the customer through 2020. The customer is responsible for BER components under the LOI and management believes that the maintenance services provided to the customer will be profitable through 2020. The parties are working on a contract finalizing the LOI.

Contingencies

In the ordinary course of business, the Company is subject to many levels of governmental inquiry and investigation. Among the agencies that oversee the Company's business activities are the Federal Aviation Administration, the Department of Transportation and the Environmental Protection Agency.

The Company does not anticipate that any action as a result of such inquiries and investigations would have a material adverse affect on its consolidated fmancial position, results of operations, cash flows or its ability to conduct business.

In the normal conduct of its business, the Company also is involved in various claims and lawsuits, none of which, in the opinion of the Company's management, will have a material adverse impact on the Company's consolidated fmancial position, results of operations or cash flows. The Company maintains what it believes is adequate liability and other insurance to protect it from such claims.